UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Mortgage Securities Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$33,728,424
Total Number of Portfolio Holdings*	449
Portfolio Turnover Rate	784%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 1	38988-STSIA-0824

Putnam VT Mortgage Securities Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$33,728,424
Total Number of Portfolio Holdings*	449
Portfolio Turnover Rate	784%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 1	38988-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Mortgage Securities Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (220.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (24.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$13,248	$13,700
6.00%, with due dates from 4/15/28 to 11/20/38	32,866	33,947
5.50%, TBA, 7/1/54	1,000,000	992,150
5.50%, 4/20/38	45,784	46,531
4.50%, TBA, 7/1/54	1,000,000	950,571
4.50%, with due dates from 5/20/48 to 5/20/48	64,077	61,767
4.00%, TBA, 7/1/54	1,000,000	924,136
3.50%, TBA, 7/1/54	1,000,000	898,783
3.00%, TBA, 7/1/54	1,000,000	871,987
2.50%, TBA, 7/1/54	2,000,000	1,681,979
2.00%, TBA, 7/1/54	2,000,000	1,619,472
		8,095,023
U.S. Government Agency Mortgage Obligations (196.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	5,285	5,527
7.00%, with due dates from 11/1/26 to 4/1/32	27,619	28,658
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	2,432	2,511
7.00%, with due dates from 12/1/28 to 12/1/35	107,556	112,917
6.50%, 9/1/36	5,682	5,903
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/54	16,000,000	16,045,010
3.00%, TBA, 7/1/54	2,000,000	1,701,876
2.50%, TBA, 7/1/54	5,000,000	4,082,225
6.00%, TBA, 7/1/54	6,000,000	4,691,718
5.50%, TBA, 7/1/54	7,000,000	6,904,023
5.00%, TBA, 7/1/54	7,000,000	6,765,115
4.50%, TBA, 8/1/54	2,000,000	1,885,781
4.50%, TBA, 7/1/54	2,000,000	1,885,234
4.00%, TBA, 8/1/54	2,000,000	1,830,625
4.00%, TBA, 7/1/54	2,000,000	1,829,688
3.50%, TBA, 8/1/54	3,000,000	2,655,468
3.50%, TBA, 7/1/54	3,000,000	2,655,232
3.00%, TBA, 8/1/54	2,000,000	1,703,126
2.50%, TBA, 8/1/54	5,000,000	4,087,305
2.50%, TBA, 7/1/39	1,000,000	903,047
2.00%, TBA, 8/1/54	6,000,000	4,697,344
2.00%, TBA, 7/1/39	1,000,000	878,984
1.50%, TBA, 7/1/39	1,000,000	854,731
		66,212,048
Total U.S. government and agency mortgage obligations (cost $74,548,847)		$74,307,071

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 3.625%, 05/15/26 [i]	$20,000	$19,680
Total U.S. treasury obligations (cost $19,680)		$19,680

MORTGAGE-BACKED SECURITIES (75.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (30.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.485%, 10/25/53	$90,583	$91,033
REMICs Ser. 5125, Class IL, IO, 4.50%, 11/15/47	1,086,580	240,407
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	34,682	1,654
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	663,465	139,056
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	281,309	57,389
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	65,542	3,931
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.873%, 4/15/37	9,206	10,060
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.517%, 3/15/35	62,550	63,647

Putnam VT Mortgage Securities Fund 1

MORTGAGE-BACKED SECURITIES (75.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	$524,860	$102,587
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	180,188	24,294
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	23,453	603
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	1,008,719	179,986
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 8/25/50	586,890	64,549
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 9/25/49	418,922	38,527
REMICs Ser. 3391, PO, zero %, 4/15/37	2,324	1,943
Federal National Mortgage Association
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	256,272	42,914
Trust FRB Ser. 03-W8, Class 3F2, (US 30 Day Average SOFR + 0.46%), 5.80%, 5/25/42	1,545	1,538
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	217,895	35,323
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	213,427	15,744
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	234,816	34,001
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,094,791	219,999
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	49,878	1,533
REMICs Ser. 21-67, Class GI, IO, 3.50%, 10/25/51	1,234,314	215,984
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	427,994	83,557
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,047,313	195,222
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	561,914	88,987
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.301%, 2/25/38	13,027	12,924
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	780,567	133,578
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	538,594	64,935
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	667,871	110,539
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	693,409	114,184
REMICs ((-1 x US 30 Day Average SOFR) + 6.90%), 1.565%, 12/25/53	2,746,151	181,438
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.15%, 10/25/41	14,157	837
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 3/25/48	306,080	19,840
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/48	637,016	68,092
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 6/25/50	1,166,773	124,878
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 8/25/46	460,160	25,970
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	11,411	9,198
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	142,068	23,186
Ser. 23-70, Class JI, IO, 5.50%, 6/20/52	237,460	46,660
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	610,370	111,639
Ser. 20-167, Class IT, IO, 5.00%, 9/20/47	406,461	82,407
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	254,340	52,020
Ser. 14-76, IO, 5.00%, 5/20/44	141,716	27,775
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	100,737	13,005
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	45,837	8,625
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	632,595	141,436
Ser. 18-1, IO, 4.50%, 1/20/48	241,443	52,040
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	153,274	27,494
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	426,072	78,317
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	210,099	37,983
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	1,172,404	224,227
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	178,783	34,737
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	92,430	4,832
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	45,467	6,888
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	141,191	23,725
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	562,125	98,855
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	219,116	16,574
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	718,865	90,327
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	1,325,772	201,940
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,453,637	248,937
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	87,290	11,002
Ser. 12-136, IO, 3.50%, 11/20/42	229,166	31,382
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	24,359	837
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	70,862	3,409
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	813,794	124,071

2 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (75.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	$578,301	$105,470
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	576,775	90,690
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	1,953,268	231,340
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	1,171,871	183,281
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	109,770	4,424
Ser. 16-H13, Class IK, IO, 2.68%, 6/20/66 W	453,739	38,781
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	986,259	130,957
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,219,296	176,777
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	874,287	121,870
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,043,481	140,849
Ser. 16-H04, Class HI, IO, 2.334%, 7/20/65 W	145,544	4,308
Ser. 16-H07, Class PI, IO, 2.265%, 3/20/66 W	1,084,912	67,069
Ser. 16-H24, IO, 2.157%, 9/20/66 W	541,484	38,609
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.043%, 5/20/53	187,899	183,462
Ser. 15-H23, Class TI, IO, 1.944%, 9/20/65 W	516,294	17,812
Ser. 14-H25, Class BI, IO, 1.674%, 12/20/64 W	493,549	11,337
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.667%, 2/20/53	3,480,782	217,743
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.617%, 1/20/54	3,386,262	222,530
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.617%, 11/20/53	2,823,389	155,000
Ser. 15-H14, Class AI, IO, 1.591%, 6/20/65 W	894,090	35,212
Ser. 17-H14, Class LI, IO, 1.582%, 6/20/67 W	368,685	16,003
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.567%, 1/20/53	2,801,491	169,387
Ser. 16-H18, Class QI, IO, 1.556%, 6/20/66 W	495,053	27,412
Ser. 17-H08, Class GI, IO, 1.541%, 2/20/67 W	471,898	40,489
Ser. 17-H04, Class BI, IO, 1.435%, 2/20/67 W	443,795	18,687
Ser. 17-H08, Class NI, IO, 1.341%, 3/20/67 W	441,933	15,324
Ser. 15-H13, Class AI, IO, 1.302%, 6/20/65 W	520,278	22,302
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.247%, 12/20/43	112,117	11,150
Ser. 17-H06, Class MI, IO, 1.239%, 2/20/67 W	686,704	26,668
Ser. 18-H02, Class IM, IO, 1.234%, 2/20/68 W	483,703	29,367
Ser. 17-H09, IO, 1.219%, 4/20/67 W	461,769	13,148
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.147%, 4/20/38	1,480,926	154,083
Ser. 17-H10, Class MI, IO, 1.068%, 4/20/67 W	506,306	15,009
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.067%, 1/20/54	4,348,892	207,956
Ser. 17-H03, Class KI, IO, 1.065%, 1/20/67 W	719,256	57,109
Ser. 15-H10, Class HI, IO, 0.941%, 4/20/65 W	920,348	39,299
Ser. 18-H01, Class XI, IO, 0.93%, 1/20/68 W	714,347	46,549
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.917%, 1/20/53	1,305,913	75,117
FRB Ser. 15-H16, Class XI, IO, 0.867%, 7/20/65 W	365,544	19,922
FRB Ser. 16-H19, Class AI, IO, 0.852%, 9/20/66 W	843,206	36,325
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 6/20/51	820,964	94,895
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 8/20/50	1,346,765	155,715
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.827%, 4/20/53	4,112,216	235,066
Ser. 16-H23, Class NI, IO, 0.793%, 10/20/66 W	823,190	33,416
Ser. 16-H24, Class JI, IO, 0.754%, 11/20/66 W	304,340	15,053
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.747%, 6/20/43	523,653	44,547
Ser. 16-H27, Class GI, IO, 0.709%, 12/20/66 W	795,188	41,069
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 9/16/43	505,237	43,831
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 5/20/49	372,069	35,728
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 11/20/53	4,542,452	189,410
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 7/20/53	4,515,429	252,455
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.667%, 6/20/53	3,754,601	148,071
Ser. 16-H24, Class BI, IO, 0.657%, 11/20/66 W	1,595,332	58,930
Ser. 16-H06, Class DI, IO, 0.653%, 7/20/65 W	549,960	15,239
Ser. 17-H25, Class CI, IO, 0.613%, 12/20/67 W	839,094	51,556
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 11/20/49	2,013,092	192,388
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 10/20/49	588,715	65,224
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 9/20/49	607,040	60,447
Ser. 15-H20, Class CI, IO, 0.594%, 8/20/65 W	711,103	37,831
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 10/20/49	240,026	27,019

Putnam VT Mortgage Securities Fund 3

MORTGAGE-BACKED SECURITIES (75.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 5/20/44	$425,478	$33,574
Ser. 16-H03, Class AI, IO, 0.474%, 1/20/66 W	629,271	22,243
Ser. 15-H22, Class AI, IO, 0.427%, 9/20/65 W	749,801	36,440
Ser. 17-H20, Class AI, IO, 0.408%, 10/20/67 W	1,133,604	53,813
Ser. 16-H10, Class AI, IO, 0.356%, 4/20/66 W	589,037	12,612
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.317%, 3/20/53	3,059,560	102,054
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.267%, 3/20/53	3,822,679	114,489
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.267%, 12/20/52	4,902,880	250,204
Ser. 17-H25, IO, 0.262%, 11/20/67 W	515,772	18,919
Ser. 15-H04, Class AI, IO, 0.239%, 12/20/64 W	472,000	14,270
Ser. 14-H21, Class AI, IO, 0.145%, 10/20/64 W	694,320	23,020
		10,343,566
Commercial mortgage-backed securities (22.9%)
BANK FRB Ser. 20-BN26, Class XA, IO, 1.321%, 3/15/63 W	996,102	48,302
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	59,000	39,905
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	67,893
FRB Ser. 19-C5, Class F, 2.734%, 11/15/52 W	80,000	43,455
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.516%, 11/16/38 (Cayman Islands)	98,219	97,552
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.315%, 1/15/51 W	59,000	44,439
Ser. 19-B15, Class XA, IO, 0.926%, 12/15/72 W	1,146,769	35,504
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.166%, 4/10/51 W	129,000	81,130
Ser. 19-B11, Class D, 3.00%, 5/15/52	115,000	75,150
Ser. 18-B1, Class E, 3.00%, 1/15/51 W	108,000	48,317
Ser. 19-B13, Class D, 2.50%, 8/15/57	105,000	61,499
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44 W	138,000	86,330
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.689%, 2/10/50 W	134,000	52,357
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	60,000	41,415
Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	94,000	84,023
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	32,196
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	46,127
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.566%, 2/10/48 W	116,000	110,952
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	68,000	64,225
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.566%, 2/10/48 W	70,000	65,212
Ser. 15-P1, Class D, 3.225%, 9/15/48	45,000	39,831
Ser. 15-GC27, Class E, 3.00%, 2/10/48	150,000	107,830
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46 W	27,444	25,824
FRB Ser. 14-CR16, Class C, 5.053%, 4/10/47 W	119,000	110,610
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47 W	148,000	134,115
FRB Ser. 14-CR21, Class C, 4.562%, 12/10/47 W	43,000	40,730
Ser. 14-LC17, Class B, 4.49%, 10/10/47 W	73,000	72,037
FRB Ser. 15-CR23, Class C, 4.413%, 5/10/48 W	72,000	67,639
Ser. 14-CR17, Class B, 4.377%, 5/10/47	71,000	66,696
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	104,687	96,154
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	85,000	78,619
FRB Ser. 15-CR26, Class D, 3.613%, 10/10/48 W	85,000	67,714
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.571%, 8/10/46 W	101,000	83,845
FRB Ser. 14-CR17, Class D, 4.901%, 5/10/47 W	144,000	117,431
FRB Ser. 14-CR17, Class E, 4.901%, 5/10/47 W	124,000	87,308
FRB Ser. 15-LC19, Class E, 4.352%, 2/10/48 W	115,000	88,036
FRB Ser. 13-CR6, Class D, 3.988%, 3/10/46 W	117,000	88,334

4 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (75.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
Ser. 12-CR4, Class B, 3.703%, 10/15/45	$123,000	$78,098
Ser. 17-COR2, Class D, 3.00%, 9/10/50	113,000	83,620
FRB Ser. 18-COR3, Class D, 2.966%, 5/10/51 W	112,000	65,319
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.472%, 9/9/24	111,000	111,599
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.493%, 8/15/48 W	56,000	48,300
FRB Ser. 15-C1, Class C, 4.385%, 4/15/50 W	124,000	112,444
FRB Ser. 15-C2, Class C, 4.311%, 6/15/57 W	69,000	60,711
FRB Ser. 15-C2, Class D, 4.311%, 6/15/57 W	156,000	113,738
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	88,000	84,231
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	138,000	90,047
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	117,391	109,595
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.085%, 1/25/51	85,000	85,558
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB
Ser. 21-MN3, Class M2, 9.335%, 11/25/51	148,000	149,709
Ser. 21-MN1, Class M1, 7.335%, 1/25/51	58,182	57,822
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	1,262,199	62,261
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	137,000	128,890
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.60%, 9/10/47 W	157,000	90,611
FRB Ser. 13-GC13, Class D, 3.976%, 7/10/46 W	105,000	64,290
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	61,000	29,648
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.694%, 9/15/47 W	73,000	66,653
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.248%, 8/15/46 W	155,000	110,090
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.917%, 6/15/51 W	53,000	42,980
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	66,000	45,556
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.477%, 6/15/49 W	157,000	87,875
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.297%, 4/15/46 W	62,000	15,493
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47 W	68,001	63,899
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	36,938
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class D, 5.709%, 2/15/46 W	145,000	110,780
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C12, Class C, 4.965%, 10/15/46 W	52,438	48,614
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48 W	122,000	107,823
FRB Ser. 15-C24, Class C, 4.466%, 5/15/48 W	104,000	95,027
FRB Ser. 14-C16, Class B, 4.42%, 6/15/47 W	56,365	53,181
FRB Ser. 15-C22, Class C, 4.339%, 4/15/48 W	98,000	91,274
FRB Ser. 17-C34, Class C, 4.311%, 11/15/52 W	60,000	50,295
Ser. 14-C19, Class C, 4.00%, 12/15/47	69,000	65,413
FRB Ser. 13-C9, Class C, 3.851%, 5/15/46 W	58,000	50,569
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.792%, 8/15/45 W	63,000	57,539
FRB Ser. 12-C6, Class E, 4.505%, 11/15/45 W	124,000	54,547
FRB Ser. 15-C24, Class E, 4.466%, 5/15/48 W	104,000	79,362
FRB Ser. 15-C23, Class D, 4.275%, 7/15/50 W	69,000	64,061
FRB Ser. 13-C10, Class F, 4.116%, 7/15/46 W	141,000	8,737
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 5.012%, 7/15/51 W	125,000	112,100
FRB Ser. 15-MS1, Class C, 4.157%, 5/15/48 W	94,000	82,410
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.108%, 7/15/49 W	47,497	46,234
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.70%, 10/25/49	252,951	252,952
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.812%, 6/25/37	53,803	54,139
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.093%, 5/19/38 (Bermuda)	77,000	77,101
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 5.124%, 10/15/51 W	54,000	47,350
FRB Ser. 18-C11, Class C, 5.044%, 6/15/51 W	117,000	96,161
FRB Ser. 17-C3, Class C, 4.53%, 8/15/50 W	156,000	130,531

Putnam VT Mortgage Securities Fund 5

MORTGAGE-BACKED SECURITIES (75.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	$74,969	$69,314
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	136,000	71,483
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.142%, 1/15/59 W	51,000	38,812
FRB Ser. 18-C46, Class C, 5.132%, 8/15/51 W	51,000	43,849
FRB Ser. 15-SG1, Class B, 4.60%, 9/15/48 W	72,000	67,034
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48 W	99,000	87,976
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	23,000	20,170
FRB Ser. 13-LC12, Class B, 4.083%, 7/15/46 W	106,859	98,095
Ser. 15-C31, Class D, 3.852%, 11/15/48	104,000	85,045
Ser. 16-BNK1, Class C, 3.071%, 8/15/49 W	65,000	40,543
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.747%, 11/15/48 W	118,000	77,327
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58 W	98,000	85,372
Ser. 17-RB1, Class D, 3.401%, 3/15/50	82,000	44,572
Ser. 16-C33, Class D, 3.123%, 3/15/59	122,000	96,173
Ser. 20-C55, Class D, 2.50%, 2/15/53	100,000	64,786
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.477%, 12/15/45 W	57,000	44,773
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	118,000	115,077
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4, Class C, 5.144%, 6/15/44 W	38,153	35,257
		7,716,569
Residential mortgage-backed securities (non-agency) (22.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	220,444	224,540
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	129,733	131,031
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	133,673	133,158
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	126,376	124,760
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	368,809	211,349
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	143,546	136,118
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	148,597	149,159
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.94%, 6/25/36	325,439	309,166
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.64%, 11/25/47	120,651	90,231
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	186,405	188,886
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.633%, 2/20/47	152,042	116,367
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.64%, 6/25/47	190,331	178,445
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.641%, 2/25/60 W	242,764	246,765
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.25%, 3/25/28	246,340	256,011
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.45%, 12/25/28	111,452	118,257
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	50,000	47,364
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.70%, 2/25/49	222,000	282,106
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.835%, 10/25/50	56,000	78,216
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.45%, 10/25/48	413,000	524,975
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/49	32,000	40,703
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.95%, 3/25/49	114,000	138,136

6 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (75.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 8/25/50	$65,000	$88,197
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/50	64,000	86,520
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.085%, 4/25/42	50,000	57,119
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.80%, 1/25/48	200,000	241,000
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.20%, 9/25/48	431,000	504,286
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.70%, 9/25/50	37,884	42,420
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.135%, 10/25/50	205,000	234,853
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 3/25/50	124,000	140,173
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	69,000	65,105
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	138,000	131,717
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57 W	70,000	65,414
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 10/25/28	154,293	178,851
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.70%, 1/25/29	196,352	225,117
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.835%, 1/25/42	35,000	37,252
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 7/25/39	68,854	72,138
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 9/25/31	56,311	60,137
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.10%, 2/25/40	79,000	83,867
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.45%, 1/25/40	35,000	35,978
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	292,000	300,395
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.78%, 11/25/36	61,423	50,092
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 6.39%, 11/25/34	3,079	2,835
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.303%, 2/26/37	58,163	50,280
Morgan Stanley Residential Mortgage Loan Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69 ††	249,193	250,827
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	149,000	148,509
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	170,000	171,603
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.31%, 5/25/47	355,469	274,734
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.58%, 8/25/36	20,756	17,934
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	102,000	89,143
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 6.38%, 7/25/45	56,427	50,006
		7,482,245
Total mortgage-backed securities (cost $26,944,254)		$25,542,380

ASSET-BACKED SECURITIES (0.3%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/22/24	$94,000	$93,863
Total asset-backed securities (cost $89,886)		$93,863

Putnam VT Mortgage Securities Fund 7

SHORT-TERM INVESTMENTS (20.8%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	Shares	5,681,279	$5,681,279
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	341,000	341,000
U.S. Treasury Bills 5.381%, 7/23/24 # ∆		$1,000,000	996,792
Total short-term investments (cost $7,019,080)			$7,019,071

TOTAL INVESTMENTS
Total investments (cost $108,621,747)	$106,982,065

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $33,728,424.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $383,614 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $103,626 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
i	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	77	$15,724,844	$15,724,844	Sep-24	$(32,601)
U.S. Treasury Note Ultra 10 yr (Short)	104	11,807,250	11,807,250	Sep-24	(125,369)
Unrealized appreciation					—
Unrealized (depreciation)					(157,970)
Total					$(157,970)

8 Putnam VT Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.977/US SOFR/May-44 (Written)	May-34/3.977	$1,943,700	$162,007	$(175)
(3.977)/US SOFR/May-44 (Written)	May-34/3.977	1,943,700	162,007	(8,902)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	1,304,300	(66,780)	(15,404)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	1,304,300	(63,780)	143
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	601,100	51,924	(2,380)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	601,100	51,924	2,531
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	534,600	(71,690)	10,029
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	534,600	(71,690)	(3,844)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	3,929,100	(260,499)	3,340
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,648,900	(561,567)	134,882
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,648,900	(142,776)	(39,363)
Citibank, N.A.
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	3,745,000	(58,094)	9,924
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75	3,745,000	62,729	(24,230)
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85	3,745,000	(58,094)	(9,999)
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75	3,745,000	62,729	25,915
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	2,319,100	(102,968)	(6,818)
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	2,319,100	(107,954)	7,978
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	1,137,900	233,759	19,731
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	1,137,900	233,759	(15,919)
3.6375/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	274,900	(38,665)	2,177
(3.6375)/US SOFR/Apr-59 (Purchased)	Apr-29/3.6375	274,900	(38,665)	(2,877)
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	691,100	58,052	(17,105)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	691,100	58,052	16,621
Unrealized appreciation				233,271
Unrealized (depreciation)				(147,016)
Total				$86,255

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $23,910,332) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$1,000,000	7/15/24	$1,017,734
Uniform Mortgage-Backed Securities 6.00%, 7/1/54	5,000,000	7/15/24	5,014,066
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	2,000,000	7/15/24	1,701,876
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	5,000,000	7/15/24	4,082,225
Uniform Mortgage-Backed Securities, 6.00%, 7/1/54	6,000,000	7/15/24	4,691,718
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	1,000,000	7/15/24	986,289
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	2,000,000	7/15/24	1,885,234
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	2,000,000	7/15/24	1,829,688
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	3,000,000	7/15/24	2,655,232
Total			$23,864,062

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$246,300	$810 E	$(4)	3/18/36	3.757% — Annually	US SOFR — Annually	$807
261,600	1,373 E	(9)	2/20/59	3.485% — Annually	US SOFR — Annually	1,365
4,075,500	19,644	(15)	3/18/26	US SOFR — Annually	4.413% — Annually	(29,059)
149,400	965 E	(2)	4/17/35	3.919% — Annually	US SOFR — Annually	(967)
615,800	5,394 E	(9)	4/17/35	3.948% — Annually	US SOFR — Annually	(5,403)
57,600	336 E	(1)	3/31/38	US SOFR — Annually	3.93% — Annually	335

Putnam VT Mortgage Securities Fund 9

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$72,600	$775 E	$(2)	12/18/58	3.455% — Annually	US SOFR — Annually	$772
35,122,000	62,868 E	121,354	9/18/26	4.50% — Annually	US SOFR — Annually	58,486
6,230,000	85,849 E	113,490	9/18/29	4.30% — Annually	US SOFR — Annually	27,640
1,140,000	17,100 E	(17,017)	9/18/34	US SOFR — Annually	4.10% — Annually	83
2,213,000	70,019 E	(109,314)	9/18/54	US SOFR — Annually	3.90% — Annually	(39,294)
7,898,000	21,562 E	29,054	9/18/26	4.55% — Annually	US SOFR — Annually	7,492
1,765,000	28,222 E	(33,976)	9/18/29	US SOFR — Annually	4.35% — Annually	(5,754)
10,000	191 E	276	9/18/34	4.15% — Annually	US SOFR — Annually	85
234,000	9,454 E	(14,364)	9/18/54	US SOFR — Annually	3.95% — Annually	(4,911)
4,434,800	10,865 E	(42)	7/25/29	3.99% — Annually	US SOFR — Annually	12,176
Total			$89,419
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	B+/P	$402	$1,000	$292	11/18/54	500 bp — Monthly	$111
CMBX NA BB.13 Index	BB−/P	91,070	213,000	76,467	12/16/72	500 bp — Monthly	14,780
CMBX NA BB.6 Index	CCC-/P	16,692	49,730	12,910	5/11/63	500 bp — Monthly	3,823
CMBX NA BB.7 Index	CCC/P	4,233	13,307	4,351	1/17/47	500 bp — Monthly	(109)
CMBX NA BB.9 Index	B-/P	34,073	81,000	31,857	9/17/58	500 bp — Monthly	2,284
CMBX NA BBB−.11 Index	BBB−/P	3,150	15,000	2,067	11/18/54	300 bp — Monthly	1,090
CMBX NA BBB−.13 Index	BBB−/P	25,196	88,000	20,302	12/16/72	300 bp — Monthly	4,938
CMBX NA BBB−.16 Index	BBB−/P	18,640	82,000	14,284	4/17/65	300 bp — Monthly	4,396
Goldman Sachs International
CMBX NA BB.6 Index	CCC-/P	3,298	9,842	2,555	5/11/63	500 bp — Monthly	752
CMBX NA BB.7 Index	CCC/P	1,124	3,502	1,145	1/17/47	500 bp — Monthly	(18)
CMBX NA BB.7 Index	CCC/P	16,284	39,920	13,054	1/17/47	500 bp — Monthly	3,264
CMBX NA BBB−.16 Index	BBB−/P	1,848	9,000	1,568	4/17/65	300 bp — Monthly	285
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	81	1,000	76	12/16/72	200 bp — Monthly	5
CMBX NA BB.10 Index	B-/P	2,006	25,000	10,240	5/11/63	500 bp — Monthly	(8,213)
CMBX NA BB.7 Index	CCC/P	1,370	2,801	916	1/17/47	500 bp — Monthly	456
CMBX NA BB.7 Index	CCC/P	30,848	44,122	14,428	1/17/47	500 bp — Monthly	16,457
CMBX NA BBB−.8 Index	B+/P	6,549	42,000	4,175	10/17/57	300 bp — Monthly	2,396
Merrill Lynch International
CMBX NA A.13 Index	A-/P	11,581	87,000	6,569	12/16/72	200 bp — Monthly	5,042
CMBX NA A.13 Index	A-/P	11,339	87,000	6,569	12/16/72	200 bp — Monthly	4,800
CMBX NA A.15 Index	A-/P	65	4,000	287	11/18/64	200 bp — Monthly	(221)
CMBX NA BB.6 Index	CCC-/P	335	1,554	403	5/11/63	500 bp — Monthly	(67)
CMBX NA BB.7 Index	CCC/P	1,452	8,404	2,748	1/17/47	500 bp — Monthly	(1,289)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB−/P	23,002	51,000	18,309	12/16/72	500 bp — Monthly	4,735
CMBX NA BB.6 Index	CCC-/P	25,456	74,077	19,230	5/11/63	500 bp — Monthly	6,287
CMBX NA BB.7 Index	CCC/P	10,583	24,512	8,015	1/17/47	500 bp — Monthly	2,588
CMBX NA BBB−.16 Index	BBB−/P	1,591	7,000	1,219	4/17/65	300 bp — Monthly	375
CMBX NA BBB−.7 Index	B-/P	34,154	121,384	21,449	1/17/47	300 bp — Monthly	12,766
CMBX NA BBB−.9 Index	BB−/P	194	2,000	340	9/17/58	300 bp — Monthly	(145)
Upfront premium received		376,616		Unrealized appreciation		91,630
Upfront premium (paid)		—		Unrealized (depreciation)		(10,062)
Total		$376,616		Total		$81,568
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

10 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(37,125)	$80,000	$32,768	11/17/59	(500 bp) — Monthly	$(4,424)
CMBX NA BB.10 Index	(9,672)	24,000	9,830	11/17/59	(500 bp) — Monthly	138
CMBX NA BB.10 Index	(9,672)	24,000	9,830	11/17/59	(500 bp) — Monthly	138
CMBX NA BB.10 Index	(5,239)	13,000	5,325	11/17/59	(500 bp) — Monthly	75
CMBX NA BB.7 Index	(57,908)	136,567	44,658	1/17/47	(500 bp) — Monthly	(13,364)
CMBX NA BB.8 Index	(15,155)	33,661	12,118	10/17/57	(500 bp) — Monthly	(3,065)
CMBX NA BBB−.10 Index	(13,826)	46,000	8,754	11/17/59	(300 bp) — Monthly	(5,095)
CMBX NA BBB−.12 Index	(86,840)	306,000	64,168	8/17/61	(300 bp) — Monthly	(22,825)
CMBX NA BBB−.7 Index	(2,566)	9,373	1,656	1/17/47	(300 bp) — Monthly	(915)
CMBX NA BBB−.8 Index	(35,544)	184,000	18,290	10/17/57	(300 bp) — Monthly	(17,347)
CMBX NA BBB−.9 Index	(473)	2,000	340	9/17/58	(300 bp) — Monthly	(134)
Goldman Sachs International
CMBX NA BB.8 Index	(5,308)	12,503	4,501	10/17/57	(500 bp) — Monthly	(817)
CMBX NA BBB−.12 Index	(6,593)	25,000	5,243	8/17/61	(300 bp) — Monthly	(1,363)
JPMorgan Securities LLC
CMBX NA A.15 Index	(364)	4,000	287	11/18/64	(200 bp) — Monthly	(78)
CMBX NA BB.11 Index	(5,148)	5,180	1,345	5/11/63	(500 bp) — Monthly	(3,808)
CMBX NA BB.11 Index	(545)	1,000	292	11/18/54	(500 bp) — Monthly	(254)
CMBX NA BBB−.7 Index	(56,108)	112,011	19,792	1/17/47	(300 bp) — Monthly	(36,372)
Morgan Stanley & Co. International PLC
CMBX NA BB.8 Index	(2,635)	5,770	2,077	10/17/57	(500 bp) — Monthly	(563)
CMBX NA BB.9 Index	(34,305)	81,000	31,857	9/17/58	(500 bp) — Monthly	(2,516)
CMBX NA BBB−.10 Index	(70,816)	219,000	41,676	11/17/59	(300 bp) — Monthly	(29,250)
CMBX NA BBB−.11 Index	(3,659)	15,000	2,067	11/18/54	(300 bp) — Monthly	(1,599)
CMBX NA BBB−.12 Index	(10,179)	32,000	6,710	8/17/61	(300 bp) — Monthly	(3,485)
CMBX NA BBB−.13 Index	(6,362)	20,000	4,614	12/16/72	(300 bp) — Monthly	(1,758)
CMBX NA BBB−.8 Index	(25,527)	124,000	12,326	10/17/57	(300 bp) — Monthly	(13,421)
Upfront premium received	—		Unrealized appreciation		351
Upfront premium (paid)	(501,569)		Unrealized (depreciation)		(162,453)
Total	$(501,569)		Total		$(162,102)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Mortgage Securities Fund 11

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$93,863	$—
Mortgage-backed securities	—	25,542,380	—
U.S. government and agency mortgage obligations	—	74,307,071	—
U.S. treasury obligations	—	19,680	—
Short-term investments	341,000	6,678,071	—
Totals by level	$341,000	$106,641,065	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(157,970)	$—	$—
Forward premium swap option contracts	—	86,255	—
TBA sale commitments	—	(23,864,062)	—
Interest rate swap contracts	—	(65,566)	—
Credit default contracts	—	44,419	—
Totals by level	$(157,970)	$(23,798,954)	$—

The accompanying notes are an integral part of these financial statements.

12 Putnam VT Mortgage Securities Fund

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $102,940,468)	$101,300,786
Affiliated issuers (identified cost $5,681,279) (Notes 1 and 5)	5,681,279
Cash	66,949
Interest and other receivables	359,291
Receivable for shares of the fund sold	33,391
Receivable for sales of TBA securities (Note 1)	8,446,631
Receivable for variation margin on futures contracts (Note 1)	52,198
Receivable for variation margin on centrally cleared swap contracts (Note 1)	84,804
Unrealized appreciation on forward premium swap option contracts (Note 1)	233,271
Unrealized appreciation on OTC swap contracts (Note 1)	91,981
Premium paid on OTC swap contracts (Note 1)	501,569
Deposits with broker (Note 1)	911,625
Receivable from broker (Note 1)	54,575
Total assets	117,818,350

Liabilities
Payable for investments purchased	91,921
Payable for purchases of TBA securities (Note 1)	58,854,593
Payable for shares of the fund repurchased	9,119
Payable for compensation of Manager (Note 2)	7,575
Payable for custodian fees (Note 2)	11,272
Payable for investor servicing fees (Note 2)	5,934
Payable for Trustee compensation and expenses (Note 2)	43,548
Payable for administrative services (Note 2)	78
Payable for distribution fees (Note 2)	8,135
Payable for variation margin on centrally cleared swap contracts (Note 1)	100,253
Unrealized depreciation on forward premium swap option contracts (Note 1)	147,016
Unrealized depreciation on OTC swap contracts (Note 1)	172,515
Premium received on OTC swap contracts (Note 1)	376,616
TBA sale commitments, at value (proceeds receivable $23,910,332) (Note 1)	23,864,062
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	360,680
Other accrued expenses	36,609
Total liabilities	84,089,926
Net assets	$33,728,424

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$62,909,194
Total distributable earnings (Note 1)	(29,180,770)
Total — Representing net assets applicable to capital shares outstanding	$33,728,424

Computation of net asset value Class IA
Net assets	$14,398,785
Number of shares outstanding	2,370,451
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.07

Computation of net asset value Class IB
Net assets	$19,329,639
Number of shares outstanding	3,195,164
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$6.05

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund  13

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Interest (including interest income of $162,509 from investments in affiliated issuers) (Note 5)	$1,328,353
Total investment income	1,328,353

Expenses
Compensation of Manager (Note 2)	61,010
Investor servicing fees (Note 2)	11,246
Custodian fees (Note 2)	26,460
Trustee compensation and expenses (Note 2)	810
Distribution fees (Note 2)	21,895
Administrative services (Note 2)	221
Auditing and tax fees	27,343
Other	5,231
Fees waived and reimbursed by Manager (Note 2)	(52,199)
Total expenses	102,017
Expense reduction (Note 2)	(687)
Net expenses	101,330
Net investment income	1,227,023

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(833,060)
Futures contracts (Note 1)	250,761
Swap contracts (Note 1)	167,963
Written options (Note 1)	142,671
Total net realized loss	(271,665)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(735,342)
Futures contracts	610,727
Swap contracts	83,870
Written options	(123,911)
Total change in net unrealized depreciation	(164,656)
Net loss on investments	(436,321)
Net increase in net assets resulting from operations	$790,702

The accompanying notes are an integral part of these financial statements.

14  Putnam VT Mortgage Securities Fund

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase (decrease) in net assets
Operations:
Net investment income	$1,227,023	$2,015,655
Net realized loss on investments	(271,665)	(218,740)
Change in net unrealized depreciation of investments	(164,656)	(327,760)
Net increase in net assets resulting from operations	790,702	1,469,155
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,002,273)	(2,466,239)
Class IB	(1,100,133)	(2,261,936)
Increase from capital share transactions (Note 4)	6,185,611	1,432,098
Total increase (decrease) in net assets	4,873,907	(1,826,922)
Net assets:
Beginning of period	28,854,517	30,681,439
End of period	$33,728,424	$28,854,517
* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund  15

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]
Class IA
6/30/24 †	$6.37	.24	(.10)	.14	(.44)	—	—	(.44)	$6.07	2.28*	$14,399	.25*	3.86*	784*
12/31/23	7.17	.44	(.10)	.34	(1.14)	—	—	(1.14)	6.37	5.58	14,760.50		7.01	1,865
12/31/22	8.74	.42	(1.23)	(.81)	(.76)	—	—	(.76)	7.17	(9.95)	16,054.50		5.41	1,110
12/31/21	9.05	.40	(.71)	(.31)	—	—	—	—	8.74	(3.43)	20,386.50		4.44	904
12/31/20	10.18	.35	(.57)	(.22)	(.87)	(.02)	(.02)	(.91)	9.05	(1.29)	26,269.50		3.89	895
12/31/19	9.21	.36	.85	1.21	(.24)	—	—	(.24)	10.18	13.36	31,822.50		3.68	1,171
Class IB
6/30/24†	$6.34	.23	(.09)	.14	(.43)	—	—	(.43)	$6.05	2.22*	$19,330	.37*	3.78*	784*
12/31/23	7.14	.43	(.11)	.32	(1.12)	—	—	(1.12)	6.34	5.27	14,095.75		6.76	1,865
12/31/22	8.69	.40	(1.21)	(.81)	(.74)	—	—	(.74)	7.14	(10.07)	14,627.75		5.16	1,110
12/31/21	9.02	.38	(.71)	(.33)	—	—	—	—	8.69	(3.66)	20,425.75		4.19	904
12/31/20	10.16	.33	(.58)	(.25)	(.85)	(.02)	(.02)	(.89)	9.02	(1.68)	20,478.75		3.64	895
12/31/19	9.18	.33	.86	1.19	(.21)	—	—	(.21)	10.16	13.20	26,965.75		3.44	1,171

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  The charges and expenses at the insurance company separate account level are not reflected.

c  Total return assumes dividend reinvestment.

d  Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect the following reductions as a percentage of average net assets.

Percentage of average net assets
June 30, 2024	0.16%
December 31, 2023	0.53
December 31, 2022	0.43
December 31, 2021	0.28
December 31, 2020	0.24
December 31, 2019	0.22

f  Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

16  Putnam VT Mortgage Securities Fund

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Mortgage Securities Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities. The fund currently has significant investment exposure to commercial mortgage-backed securities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index

Putnam VT Mortgage Securities Fund 17

levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $911,625 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation,

18 Putnam VT Mortgage Securities Fund

net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $51,643 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $103,626 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$21,520,103	$3,133,166	$24,653,269

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be

Putnam VT Mortgage Securities Fund 19

realized and distributed to shareholders. The aggregate identified cost on a tax basis is $88,438,224, resulting in gross unrealized appreciation and depreciation of $1,664,645 and $7,077,728, respectively, or net unrealized depreciation of $5,413,083.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 25.4% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.190% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $27,900 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2026, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $24,299 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$5,080
Class IB	6,166
Total	$11,246

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $687 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $24, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

20 Putnam VT Mortgage Securities Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$554,259,682	$532,484,225
U.S. government securities (Long-term)	—	—
Total	$554,259,682	$532,484,225

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,407	$143,445	36,406	$231,631	1,169,115	$7,128,227	300,411	$2,025,080
Shares issued in connection with reinvestment of distributions	167,046	1,002,273	407,643	2,466,239	183,969	1,100,133	375,114	2,261,936
	190,453	1,145,718	444,049	2,697,870	1,353,084	8,228,360	675,525	4,287,016
Shares repurchased	(138,439)	(848,275)	(364,014)	(2,298,655)	(382,396)	(2,340,192)	(499,992)	(3,254,133)
Net increase	52,014	$297,443	80,035	$399,215	970,688	$5,888,168	175,533	$1,032,883

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Short Term Investment Fund Class P*	$2,743,853	$13,682,195	$10,744,769	$162,509	$5,681,279
Total Short-term investments	$2,743,853	$13,682,195	$10,744,769	$162,509	$5,681,279
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$29,000,000
Written swap option contracts (contract amount)	$13,700,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$51,800,000
OTC credit default contracts (notional)	$2,900,000

Putnam VT Mortgage Securities Fund 21

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$339,467	Payables	$295,048
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	373,579 *	Payables, Net assets — Unrealized depreciation	510,860 *
Total		$713,046		$805,908
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$7,571	$7,571
Interest rate contracts	30,727	250,761	160,392	$441,880
Total	$30,727	$250,761	$167,963	$449,451
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(24,732)	$(24,732)
Interest rate contracts	(72,922)	610,727	108,602	$646,407
Total	$(72,922)	$610,727	$83,870	$621,675

22 Putnam VT Mortgage Securities Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$84,804	$—	$—	$—	$—	$—
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	207,202	—	9,721	—
Futures contracts§	—	—	—	—	—	—	—	—
Forward premium swap option contracts#	12,703	138,222	—	43,817	—	21,908	—	16,621
Total Assets	$12,703	$138,222	$84,804	$43,817	$207,202	$21,908	$9,721	$16,621
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	100,253	—	—	—	—	—
OTC Credit default contracts — protection sold*#	—	—	—	—	162,143	—	18,271	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—
Forward premium swap option contracts#	30,705	39,363	—	41,047	—	18,796	—	17,105
Total Liabilities	$30,705	$39,363	$100,253	$41,047	$162,143	$18,796	$18,271	$17,105
Total Financial and Derivative Net Assets	$(18,002)	$98,859	$(15,449)	$2,770	$45,059	$3,112	$(8,550)	$(484)
Total collateral received (pledged)†##	$—	$98,859	$—	$—	$45,059	$—	$(8,550)	$—
Net amount	$(18,002)	$—	$(15,449)	$2,770	$—	$3,112	$—	$(484)
Controlled collateral received (including TBA commitments) **	$—	$110,000	$—	$—	$228,000	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$(103,626)	$—

Putnam VT Mortgage Securities Fund 23

Note 8: Offsetting of financial and derivative assets and liabilities cont.

	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$—	$—	$84,804
OTC Credit default contracts — protection sold*#	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	21,653	—	100,891	—	339,467
Futures contracts§	52,198	—	—	—	52,198
Forward premium swap option contracts#	—	—	—	—	233,271
Total Assets	$73,851	$—	$100,891	$—	$709,740
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	—	—	100,253
OTC Credit default contracts — protection sold*#	29,753	16,507	68,374	—	295,048
OTC Credit default contracts — protection purchased*#	—	—	—	—	—
Futures contracts§	—	—	—	—	—
Forward premium swap option contracts#	—	—	—	—	147,016
Total Liabilities	$29,753	$16,507	$68,374	$—	$542,317
Total Financial and Derivative Net Assets	$44,098	$(16,507)	$32,517	$—	$167,423
Total collateral received (pledged)†##	$—	$—	$—	$—
Net amount	$44,098	$(16,507)	$32,517	$—
Controlled collateral received (including TBA commitments) **	$3,000	$—	$—	$19,680	$360,680
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$(103,626)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $383,614 and $911,625, respectively.

24 Putnam VT Mortgage Securities Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Putnam VT Mortgage Securities Fund 25

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam

26 Putnam VT Mortgage Securities Fund

Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least April 30, 2026. In addition, Franklin Advisers contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.50% of its average net assets through at least April 30, 2026. During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of this expense limitation. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin

Putnam VT Mortgage Securities Fund 27

Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry

28 Putnam VT Mortgage Securities Fund

ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — U.S. Mortgage Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period
Three-year period
Five-year period
1st
2nd
2nd

Over each of the one-year, three-year and five-year periods ended December 31, 2023, there were 13 funds in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which is expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services

.

Putnam VT Mortgage Securities Fund 29

© 2024 Franklin Templeton. All rights reserved.	38988-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024